Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Summary of product warranty accrual including accrued expenses
2014
Beginning balance, January 1, 2014	$-
Charged to cost of revenues	311,000
Usage	(69,000)

Ending balance, December 31, 2014	$242,000

Summary minimum operating lease payments
2015	$327,000
2016	329,000
2017	3,000
2018	2,000
$661,000